Commitment and contingency - Additional Information (Details)	6 Months Ended
	Mar. 31, 2019 USD ($) building Office	Mar. 31, 2018 USD ($)
Commitment and contingency
Number of office spaces on lease | Office	1
Number of factory buildings on lease | building	1
Rental expense | $	$ 55,628	$ 32,621